RESTRICTED CASH	12 Months Ended
Dec. 31, 2011
RESTRICTED CASH
RESTRICTED CASH

14.   RESTRICTED CASH

  As part of the Company's insurance programs fronted by a third party provider and reinsured through the Company's internal insurance program, the third party provider requires that cash of $3.4 million be restricted (2010 — $2.5 million).

  As part of the Company's tax planning, $32.0 million was contributed to a qualified environmental trust ("QET") in December 2011 to fulfil the requirement of financial security for costs related to the environmental remediation of the Goldex mine. Agnico-Eagle expects to incur the majority of these expenses in 2012.